BIOLOGICAL ASSETS (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Beginning Balance	$ 1,199,519	$ 1,188,552
Increase in biological assets due to capitalized costs	6,792,298	5,630,863
Change in FVLCTS due to biological transformation	3,355,797	3,278,572
Transferred to inventory upon harvest	(9,780,792)	(8,898,468)
Ending Balance	$ 1,566,822	$ 1,199,519